Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Contract Liabilities

Note 19 Contract Liabilities

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Current - contract liabilities	$146,475	$126,056
Non-current - other liabilities	—	3,000,000
Total	$146,475	$3,126,056

During the 2021 financial year, the Company received grant funds of $3,000,000 from the Department of Economic and Community Development in the State of Tennessee, USA. The grant funds are conditional upon the Company creating, filling, and maintaining 290 jobs in the State of Tennessee.

The grant becomes fully earned once 90% of the performance target is achieved by March 2026, and is repayable in full if a minimum of 50% of the performance target is not achieved by March 2026. The grant is proportionately repayable between 50% and 90% of the performance target being achieved.

During the 2025 financial year, the Company determined that it would not hit the performance target and accordingly reclassified this amount from a non-current contract liability to sundry payables and accrued expenses as the funds received will have to be repaid in 2026.